Other Operating Income and Expenses (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Income and Expenses [Abstract]
Allowances and expenses for assets received in lieu of payment	$ 3,900	$ 2,537	$ 5,591
Provision on assets received in lieu of payment	1,828	816	3,912
Expenses for maintenance of assets received in lieu of payment	2,072	1,721	1,679
Credit card expenses	1,077	3,151	3,070
Customer services	2,456	3,635	2,563
Other expenses	41,870	23,019	57,189
Operating charge-offs	973	798	1,607
Life insurance and general product insurance policies	21,205	9,964	23,475
Sale of property plant and equipment	67	62
Additional tax on expenses paid overseas
Provisions for contingencies	120	21
Retail association payment	343	898	912
Expense on sale of participation on associates	126
Expense on social commotion event	1,823
Other	17,213	11,276	31,195
Total	$ 49,303	$ 32,342	$ 68,413